Income Taxes - Temporary differences and tax loss carry forwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Deferred income tax assets, net	$ 11,415,522	$ 19,379,313	$ 17,149,590
Benefit from tax loss carryforwards derived from the disposal in 2014 of its investment in GSF		2,925,086
Accrued liabilities
Income Taxes
Deferred income tax assets	4,245,105	3,058,391
Deferred income tax assets, net	4,245,105	3,058,391	3,115,699
Allowance for expected credit losses
Income Taxes
Deferred income tax assets	434,023	458,366
Deferred income tax assets, net	434,023	458,366	606,257
Customer advances
Income Taxes
Deferred income tax assets	1,651,555	1,820,602
Deferred income tax assets, net	1,651,555	1,820,602	1,583,352
Property, plant and equipment, net
Income Taxes
Deferred income tax assets	3,192,183	6,798,230
Deferred income tax assets, net	3,192,183	6,798,230	4,643,270
Financial expenses pending tax deduction
Income Taxes
Deferred income tax assets	4,078,692	4,904,829
Deferred income tax assets, net	4,078,692	4,904,829	1,112,726
Derivative financial instruments
Income Taxes
Deferred income tax assets	113,924
Investments
Income Taxes
Deferred income tax assets		398
Deferred income tax assets, net		398
Derivative financial instruments
Income Taxes
Deferred income tax assets, net	113,924
Operating tax loss
Income Taxes
Deferred income tax assets	3,395,685	3,129,246
Capital tax loss
Income Taxes
Deferred income tax assets	75,791	3,642,421
Right-of-use assets
Income Taxes
Deferred income tax derived from assets (liabilities)	823,589
Investments
Income Taxes
Deferred income tax liabilities	(318,240)
Deferred income tax assets, net	(318,240)		(722,530)
Prepaid expenses and other items
Income Taxes
Deferred income tax liabilities	(2,393,891)	(824,656)
Derivative financial instruments
Income Taxes
Deferred income tax liabilities		(550,399)
Deferred income tax assets, net		(550,399)	(44,618)
Intangible assets and transmission rights
Income Taxes
Deferred income tax liabilities	(3,415,330)	(3,491,393)
Deferred income tax assets, net	(3,415,330)	(3,491,393)	(2,842,087)
Lease liabilities
Income Taxes
Deferred income tax derived from assets (liabilities)	1,346,993
Deferred income tax assets of Mexican companies
Income Taxes
Deferred income tax assets, net	11,059,497	18,946,035
Deferred income tax assets of certain foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 356,025	$ 433,278	$ 335,651